Shareholder Fees {- Fidelity Conservative Income Municipal Bond Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Conservative Income Municipal Bond Fund Retail PRO-09 | Fidelity Conservative Income Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none